                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06


Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Glazer Capital Management

Address:    237 Park Avenue South
            New York, NY St. 10017

            CIK # - 0001076809


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jason Daniels

Title: Client Service Representative

Phone: 212-713-4828


Signature, Place, and Date of Signing:

Jon Kuber                         New York, NY                     05/08/06
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                              -----------------------

Form 13F Information Table Entry Total:
                                              -----------------------

Form 13F Information Table Value Total:
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                    VALUE        SHRS OR  SH/ PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS        CUSIP        [x$1000]      PRN AMT  PRN CALL    DISCRETION     MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC      COMMON      00845V308     7,680,669      400,661      N        X                         400,661    0      0
AT ROAD INC        OTC EQ      04648K105     8,916,344    1,221,417      N        X                       1,221,417    0      0
BANDAG INC-CL A    COMMON      59815308      7,259,188      145,300      N        X                         145,300    0      0
BIOMET INC         OTC EQ      90613100      1,498,101       36,300      N        X                          36,300    0      0
BNP RESIDENTIAL
 PPRTYS INC        COMMON      05564T103    14,003,184      579,842      N        X                         579,842    0      0
BROADWING
 CORPORATION       OTC EQ      1.12E+105    17,305,507    1,107,907      N        X                       1,107,907    0      0
CALL CLEAR
 CHANNEL CO        CALL O      1845028AG        30,150       13,400      C        X                          13,400    0      0
COLUMBIA EQTY
 TR INC COM        COMMON      197627102     3,739,827      195,700      N        X                         195,700    0      0
CONOR
 MEDSYSTEMS INC    OTC EQ      208264101     5,099,490      162,767      N        X                         162,767    0      0
CENTRACORE
 PROPERTIES TRUS   COMMON      15235H107     9,872,547      305,368      N        X                         305,368    0      0
CORNELL
 CORRECTIONS INC   COMMON      219141108     1,097,968       59,900      N        X                          59,900    0      0
COTHERIX INC       OTC EQ      22163T103     5,072,375      376,010      N        X                         376,010    0      0
DIGITAL
 INSIGHT CORP      OTC EQ      25385P106    17,414,647      452,446      N        X                         452,446    0      0
PUT DIAMONDS
 TRUST             PUT OP      QZAWMH            1,158       18,400      P        X                          18,400    0      0
DOCUCORP
 INTERNATIONAL
 INC               OTC EQ      255911109     1,179,740      115,888      N        X                         115,888    0      0
DEFINED
 STRATEGY
 FUND INC          OTC EQ      24476Y100       269,312       13,118      N        X                          13,118    0      0
DIGITAS INC        OTC EQ      25388K104    10,795,130      805,006      N        X                         805,006    0      0
BAUER EDDIE
 HLDGS INC         OTC EQ      71625107        179,071       19,765      N        X                          19,765    0      0
ELECTRONIC
 CLEARING HOUSE    OTC EQ      285562500     2,314,426      125,784      N        X                         125,784    0      0
ELKCORP            COMMON      287456107       279,412        6,800      N        X                           6,800    0      0
CALL EQUITY
 OFFICE PR         CALL O      2947417DI       220,760       26,000      C        X                          26,000    0      0
EQUITY OFFICE
 PROPERTIES T      COMMON      294741103     4,123,352       85,600      N        X                          85,600    0      0
GOLD KIST
 HLDGS INC         OTC EQ      380614107     7,066,251      336,168      N        X                         336,168    0      0
GAMESTOP CORP
 NEW CL B          COMMON      36467W208     3,734,522       68,198      N        X                          68,198    0      0
ICOS CORP          OTC EQ      449295104       963,015       28,500      N        X                          28,500    0      0
INDUS
 INTERNATIONAL
 INC               OTC EQ      45578L100    14,996,033    3,956,737      N        X                       3,956,737    0      0

PUT LSI LOGIC
 CBOE              PUT OP      5021619RG       138,450      142,000      P        X                         142,000    0      0
MCDATA CORP        OTC EQ      580031102     1,685,377      305,876      N        X                         305,876    0      0
MORTGAGEIT
 HOLDINGS INC      COMMON      61915Q108    12,614,200      855,200      N        X                         855,200    0      0
NEWKIRK RLTY
 TRUST INC         COMMON      651497109     2,164,210      120,636      N        X                         120,636    0      0
NETOPIA INC        OTC EQ      64114K104    17,195,878    2,474,227      N        X                       2,474,227    0      0
OPEN SOLUTIONS
 INC               OTC EQ      68371P102     5,761,931      153,080      N        X                         153,080    0      0
POWERDSINE LTD     OTC EQ      M41415106    12,450,215    1,134,933      N        X                       1,134,933    0      0
PORTALPLAYER INC   OTC EQ      736187204     6,986,549      519,446      N        X                         519,446    0      0
PEMSTAR INC        OTC EQ      706552106     4,596,758    1,193,963      N        X                       1,193,963    0      0
PER-SE
 TECHNOLOGIES INC  OTC EQ      713569309    16,283,969      586,176      N        X                         586,176    0      0
WTS RAILAMERICA
 TRANS CORP        COMMON      75075M111       514,624        5,000      N        X                           5,000    0      0
RECKSON
 ASSOCIATES
 REALITY           COMMON      75621K106     3,192,000       70,000      N        X                          70,000    0      0
CALL REDBACK
 NETWORKS          CALL OP     7572097AX        32,720       12,600      C        X                          12,600    0      0
REDBACK
 NETWORK INC       OTC EQ      757209507     4,551,550      182,500      N        X                         182,500    0      0
READERS DIGEST
 ASSOCIATION       COMMON      755267101     9,537,370      571,100      N        X                         571,100    0      0
RITA MEDICAL
 SYSTEMS INC D     OTC EQ      7.68E+107     4,894,819    1,064,091      N        X                       1,064,091    0      0
SIRNA
 THERAPEUTICS
 INC               OTC EQ      829669100    17,347,083    1,334,391      N        X                       1,334,391    0      0
RAILAMERICA INC    COMMON      750753105    12,157,284      756,050      N        X                         756,050    0      0
SYMBOL
 TECHNOLOGIES
 INC               COMMON      871508107    17,443,197    1,167,550      N        X                       1,167,550    0      0
TANOX INC          OTC EQ      87588Q109    15,650,574      786,461      N        X                         786,461    0      0
SABRE
 HOLDINGS
 CORP CL A         COMMON      785905100     2,522,499       79,100      N        X                          79,100    0      0
TEXAS UTD
 BANCSHARES INC    OTC EQ      882838105     2,787,962       81,187      N        X                          81,187    0      0
WESTBANK CORP      OTC EQ      957116106     1,832,407       73,947      N        X                          73,947    0      0
EXCEL TECHNOLOGY   COMMON      30067T103     2,615,936      102,225      N        X                         102,225    0      0
                                           ------------------------                                      ----------------------
                                           320,069,741   24,434,721                                      24,434,721    -      -